Form N-1A Supplement	Jul. 13, 2026
Alki Consolidated Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Supplement to the Summary Prospectus dated June 22, 2026, and Prospectus and Statement of Additional Information (“SAI”) each dated June 16, 2026